Share based Compensation - HMHL Share Option Values (Details) - HMHL Share Option Schemes - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 17, 2014	Apr. 18, 2011	Aug. 02, 2010	Dec. 31, 2015	Dec. 31, 2014
Share option values
Weighted average grant date fair value of share option granted during the period (in dollars per share)	$ 3.490	$ 0.923	$ 0.258		$ 3.49
Total intrinsic value of share options exercised				$ 352	$ 247